CONVERTIBLE DEBENTURES (Details Narrative) (USD $)	3 Months Ended
Dec. 31, 2014
On July 1, 2014 [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	81
Accrued interest converted preferred stock	$ 80,266
On July 1, 2014 One [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	2
Accrued interest converted preferred stock	1,035
On October 1, 2014 [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	17
Accrued interest converted preferred stock	16,489
On October 1, 2014 One [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	1
Accrued interest converted preferred stock	537
On November 17, 2014 One [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	5
Accrued interest converted preferred stock	$ 4,410